UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/99

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Treasurer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		2/8/00

Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 19
Form 13F Information Table Value Total: 525,725,788
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							       FORM 13F INFORMATION TABLE
							       VALUE	       SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer			Title of Class	CUSIP	     (x$1000)        PRN AMT  PRN	 CALL DSCRETN MANAGERS	SOLE	  SHARED  NONE
--------------------------      ---------------	-----	-------        -------- ---- ---- ------- ---------	----	  ------  ----

Beverly Enterprises Inc.	COM NEW		087851309	10,019	 	2,290,000 	x		 2,290,000
C.I.T. Group Inc.		CL A		125577106	66,544	 	3,150,000 	x				 3,150,000
CK Witco Corp.			COM		12562C108	10,994	 	822,000 	x				 822,000
Grand Union Co.			COM		386532402	18,174	 	1,889,400 	x				 1,889,400
Great Atlantic & Pacific 	COM		390064103	2,648	 	95,000 		x				 95,000
Inamed Corp.			COM		453235103	191,585	 	5,458,256 	x				 5,458,256
Korea Telecom Corp. SP ADR	SPONSORED ADR 	50063P103	12,281	164,300 		 164,300
Mentor Corp.			COM		587188103	9,553	 	370,120 	x				 370,120
Mesabi Trust UBI		CFT BEN IN	590672101	1,539	 	502,500 	x				 502,500
Noble Affiliates Inc.		COM		654894104	8,373	 	390,600 	x				 390,600
Ocean Energy Inc.		COM NEW		67481E106	15,829	 	2,042,500 	x				 2,042,500
Pepsi Bottling Group Inc.	COM		713409100	15,734	 	950,000 	x				 950,000
Quantum corp.-Hard Disk COM HDDG	747906204	7,527	 	1,085,000 	x 1,085,000
Republic Services Inc.          COM             760759100	6,056		425,000		x				 425,000
Snyder Communications Inc.	COM		832914105	13,642	 	708,700 	x				 708,700
Tenet Healthcare Corp.		COM		88033G100	32,783	 	1,395,000 	x				 1,395,000
Ventas Inc.			COM		92276F100	9,475	 	2,262,800 	x				 2,262,800
Vitro SA ADR			SPONS ADR 	928502301	6,600	 	1,200,000 	x				 1,200,000
Waste Management Inc.		COM		94106L109	86,367		5,025,000 	x				 5,025,000


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